Other Assets (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Other Assets Disclosure [Line Items]
Security deposits for leased property		₨ 5,112.9	$ 73.9	₨ 5,004.1
Sundry accounts receivable		49,465.6	715.2	23,216.1
Advance income tax (net of current tax expense)		18,785.7	271.6	17,988.3
Advances		4,213.1	60.9	5,510.2
Prepaid expenses		1,356.7	19.6	897.0
Deposits/Margins paid		8,319.8	120.3	5,815.1
Derivatives (refer to note 24)		132,524.1	1,916.2	50,836.3
Term placements		115,428.4	1,669.0	139,875.9
Others	[1]	60,526.7	875.4	49,565.5
Total		₨ 395,733.0	$ 5,722.1	₨ 298,708.5

[1]	Effective April 1, 2018, the Bank adopted ASU 2016-01(See note 2(w)(ii) to the Consolidated Financial Statements for additional details). The equity securities that were previously reported as AFS securities were reclassified to other assets with carrying value amounting to Rs. 1,267.7 million. Others include equity securities with carrying value amounting to Rs. 1,267.7 million and Rs. 11,483.4 million as at March 31, 2018 and March 31, 2019, respectively. Equity securities include non-marketable equity securities carried at cost Rs. 708.4 million and Rs. 459.4 million as at March 31, 2018 and March 31, 2019, respectively. Unrealised gain recognized in non-interest revenue-other, net Rs 6,717.5 million for the fiscal year ended March 31 2019.